INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 650	$ 1,656
Finished goods	7,961	10,218
Total inventory	8,611	11,874
Cost of goods sold, deferred finished goods inventory	$ 3,046	$ 1,788